TAXES ON INCOME (Schedule of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on income (tax benefit):
Current	$ 213	$ 953	$ 789
Deferred	(144)	38	(66)
Total taxes on income	69	991	723
Taxes on income (tax benefit):
Domestic	49	531	399
Foreign	20	460	324
Total taxes on income	$ 69	$ 991	$ 723